SCHEDULE OF COMMON STOCK FUTURE ISSUANCE (Details) - shares	Jun. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, capital shares reserved for future issuance	28,887,583	26,534,941
Warrant Outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, capital shares reserved for future issuance	21,090,873	21,090,873
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, capital shares reserved for future issuance	6,865,068	4,444,068
Share-Based Payment Arrangement, Option [Member] | Stock Option Available For Future Grant Under 2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, capital shares reserved for future issuance	931,642	1,000,000